UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of September 30, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.5%
Consumer Discretionary — 18.0%

	Hotels, Restaurants & Leisure — 1.4%
1,076	Marriott International, Inc., Class A	75,199
1,687	Starwood Hotels & Resorts Worldwide, Inc.	140,385

		215,584

	Household Durables — 2.4%
2,831	Jarden Corp. (a)	170,168
1,464	Mohawk Industries, Inc. (a)	197,336

		367,504

	Internet & Catalog Retail — 1.7%
2,933	Expedia, Inc.	257,009

	Media — 3.3%
1,258	CBS Corp. (Non-Voting), Class B	67,308
2,321	CBS Outdoor Americas, Inc.	69,482
3,534	Clear Channel Outdoor Holdings, Inc., Class A	23,817
2,153	DISH Network Corp., Class A (a)	139,068
4,748	Gannett Co., Inc.	140,880
2,725	Time, Inc. (a)	63,848

		504,403

	Multiline Retail — 2.6%
4,664	Kohl’s Corp.	284,635
1,573	Nordstrom, Inc.	107,574

		392,209

	Specialty Retail — 5.2%
279	AutoZone, Inc. (a)	142,302
2,084	Bed Bath & Beyond, Inc. (a)	137,157
3,920	Best Buy Co., Inc.	131,689
6,158	Gap, Inc. (The)	256,740
1,269	Tiffany & Co.	122,253

		790,141

	Textiles, Apparel & Luxury Goods — 1.4%
1,095	PVH Corp.	132,678
1,067	V.F. Corp.	70,479

		203,157

	Total Consumer Discretionary	2,730,007

Consumer Staples — 5.2%
	Beverages — 1.5%
1,178	Constellation Brands, Inc., Class A (a)	102,693
1,886	Dr. Pepper Snapple Group, Inc.	121,312

		224,005

	Food & Staples Retailing — 1.9%
3,852	Kroger Co. (The)	200,287
19,280	Rite Aid Corp. (a)	93,315

		293,602

	Food Products — 0.9%
1,448	Hershey Co. (The)	138,155
	Household Products — 0.9%
1,083	Energizer Holdings, Inc.	133,446

	Total Consumer Staples	789,208

Energy — 4.4%
	Oil, Gas & Consumable Fuels — 4.4%
2,297	Energen Corp.	165,932
1,300	EQT Corp.	119,000
3,131	PBF Energy, Inc., Class A	75,133
3,733	QEP Resources, Inc.	114,888
5,408	Southwestern Energy Co. (a)	189,011

	Total Energy	663,964

Financials — 29.3%
	Banks — 6.6%
3,344	Citizens Financial Group, Inc. (a)	78,321
1,553	City National Corp.	117,542
11,654	Fifth Third Bancorp	233,315
1,965	First Republic Bank	97,046
3,866	Huntington Bancshares, Inc.	37,614
1,674	M&T Bank Corp.	206,383
4,786	SunTrust Banks, Inc.	182,022
1,631	Zions Bancorporation	47,384

		999,627

	Capital Markets — 4.8%
1,655	Ameriprise Financial, Inc.	204,192
3,935	Invesco Ltd.	155,366
1,751	Legg Mason, Inc.	89,575
1,450	Northern Trust Corp.	98,666
2,331	T. Rowe Price Group, Inc.	182,712

		730,511

	Consumer Finance — 0.9%
5,995	Ally Financial, Inc. (a)	138,729

	Insurance — 9.2%
231	Alleghany Corp. (a)	96,402
1,470	Chubb Corp. (The)	133,897
4,279	Hartford Financial Services Group, Inc. (The)	159,382
6,215	Loews Corp.	258,919
4,025	Marsh & McLennan Cos., Inc.	210,672
4,727	Old Republic International Corp.	67,497

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
2,582	Progressive Corp. (The)	65,280
3,743	Unum Group	128,673
2,778	W.R. Berkley Corp.	132,774
4,448	XL Group plc, (Ireland)	147,539

		1,401,035

	Real Estate Investment Trusts (REITs) — 7.2%
2,783	American Campus Communities, Inc. (m)	101,457
1,054	AvalonBay Communities, Inc. (m)	148,573
3,402	Brixmor Property Group, Inc. (m)	75,720
4,968	General Growth Properties, Inc. (m)	117,003
6,696	Kimco Realty Corp. (m)	146,700
3,219	Rayonier, Inc. (m)	100,241
1,757	Regency Centers Corp. (m)	94,605
1,636	Vornado Realty Trust (m)	163,506
4,370	Weyerhaeuser Co. (m)	139,236

		1,087,041

	Real Estate Management & Development — 0.2%
1,785	Brookfield Property Partners LP	37,614

	Thrifts & Mortgage Finance — 0.4%
6,461	Hudson City Bancorp, Inc.	62,802

	Total Financials	4,457,359

Health Care — 6.0%
	Health Care Equipment & Supplies — 0.9%
3,133	CareFusion Corp. (a)	141,768

	Health Care Providers & Services — 5.1%
2,159	AmerisourceBergen Corp.	166,903
3,626	Brookdale Senior Living, Inc. (a)	116,833
2,448	Cigna Corp. (m)	221,987
785	Henry Schein, Inc. (a)	91,390
1,404	Humana, Inc.	182,916

		780,029

	Total Health Care	921,797

Industrials — 9.7%
	Building Products — 0.8%
2,939	Fortune Brands Home & Security, Inc.	120,820

	Electrical Equipment — 2.8%
2,818	AMETEK, Inc.	141,478
1,160	Hubbell, Inc., Class B	139,786
2,236	Regal-Beloit Corp.	143,669

		424,933

	Industrial Conglomerates — 1.2%
2,292	Carlisle Cos., Inc.	184,254

	Machinery — 2.8%
2,297	IDEX Corp.	166,266
2,958	Rexnord Corp. (a)	84,142
1,369	Snap-on, Inc.	165,764

		416,172

	Professional Services — 1.2%
2,462	Equifax, Inc.	184,040

	Trading Companies & Distributors — 0.9%
1,630	MSC Industrial Direct Co., Inc., Class A	139,274

	Total Industrials	1,469,493

Information Technology — 9.5%
	Communications Equipment — 0.7%
4,377	CommScope Holding Co., Inc. (a)	104,643

	Electronic Equipment, Instruments & Components — 2.7%
2,164	Amphenol Corp., Class A	216,102
3,633	Arrow Electronics, Inc. (a)	201,064

		417,166

	IT Services — 1.6%
3,796	Jack Henry & Associates, Inc.	211,311
1,647	Sabre Corp.	29,502

		240,813

	Semiconductors & Semiconductor Equipment — 3.4%
3,777	Analog Devices, Inc.	186,916
1,932	KLA-Tencor Corp.	152,203
4,198	Xilinx, Inc.	177,774

		516,893

	Software — 1.1%
4,249	Synopsys, Inc. (a)	168,682

	Total Information Technology	1,448,197

Materials — 7.4%
	Chemicals — 4.3%
1,871	Airgas, Inc.	207,056
2,142	Albemarle Corp.	126,152
505	Sherwin-Williams Co. (The)	110,525
1,583	Sigma-Aldrich Corp.	215,292

		659,025

	Containers & Packaging — 3.1%
3,242	Ball Corp.	205,096
2,699	Rock-Tenn Co., Class A	128,413
2,885	Silgan Holdings, Inc.	135,614

		469,123

	Total Materials	1,128,148

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (Continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Utilities — 9.0%
	Electric Utilities — 2.7%
2,314	Edison International	129,413
4,287	Westar Energy, Inc.	146,288
4,382	Xcel Energy, Inc.	133,206

		408,907

	Gas Utilities — 1.9%
1,339	National Fuel Gas Co.	93,735
8,660	Questar Corp.	193,021

		286,756

	Multi-Utilities — 4.4%
6,132	CenterPoint Energy, Inc.	150,044
4,842	CMS Energy Corp.	143,618
1,585	NiSource, Inc.	64,958
1,885	Sempra Energy	198,643
2,668	Wisconsin Energy Corp.	114,733

		671,996

	Total Utilities	1,367,659

	Total Common Stocks (Cost $10,314,219)	14,975,832

Short-Term Investment — 1.8%
	Investment Company — 1.8%
266,238	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $266,238)	266,238

	Total Investments — 100.3% (Cost $10,580,457)	15,242,070
	Liabilities in Excess of Other Assets — (0.3)%	(51,646)

	NET ASSETS — 100.0%	$15,190,424

Percentages indicated are based on net assets.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,743,044
Aggregate gross unrealized depreciation	(81,431)

Net unrealized appreciation/depreciation	$4,661,613

Federal income tax cost of investments	$10,580,457

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,242,070	$—	$—	$15,242,070

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2014

By:	/s/	Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 25, 2014